Note 22 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
	As of December 31,	As of December 31,
	2015	2014
Cash and cash equivalents	$6	$2
Trade receivables, net	11	568
Other receivables	911	1,437
Prepaid expenses	62	119
Other fixed assets	7	-
Current assets held for sale	$997	$2,126

Restricted cash	-	152
Advances for acquisition of coal property	-	21,855
Property, equipment and mine development costs, net	-	9,469
Owned and leased mineral rights, land and building, net	-	1,771
Other fixed assets	-	11
Goodwill	-	23,314
Long-term assets held for sale	$-	$56,572

Accounts payable, trade	2,077	3,984
Accrued liabilities	1,293	389
Asset retirement obligations	1,077	-
Current liabilities held for sale	$4,447	$4,373

Asset retirement obligations	-	1,050
Long-term liabilities held for sale	$-	$1,050
	For the year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
Coal Revenue	$83	$532	$203
Cost of coal processing and other related coal costs	(1,257)	(3,035)	(75)
Selling, general and administrative expenses	(1,990)	(9,201)	(29,045)
Accretion	(28)	(71)	(37)
Depreciation and amortization expense	(742)	(796)	(17)
Impairment losses	(55,675)	(9,034)	-
Interest and finance expense	(14)	(22)	(20,002)
Interest income	-	43	-
Other income, net	1,604	318	1
Change in fair value of financial instruments	-	482	(482)
Loss from discontinued operations Coal	$(58,019)	$(20,784)	$(49,454)
Net income / (loss) from discontinued operations Shipping	$711	2,934	(11,422)
Loss from discontinued operations	$(57,308)	(17,850)	(60,876)

Schedule of Property Plant and Equipment Including Development Costs [Table Text Block]
	As of December 31, 2015	As of December 31, 2014
Production equipment	$-	$9,198
Mine development	-	1,052
Total property, equipment and mine development costs	-	10,250
Less accumulated depreciation	-	(781)
Total property, equipment and mine development costs, net	$-	$9,469

Schedule of Owned and Leased Mineral Rights Land and Building [Table Text Block]
	As of December 31, 2015	As of December 31, 2014
Land	$-	$490
Buildings	-	266
Leased Mineral interests	-	1,034
Total owned and leased mineral rights, land and building	-	1,790
Less accumulated depreciation and depletion	-	(19)
Total owned and leased mineral rights, land and building, net	$-	$1,771